Note 15 Hedged items in fair value hedges (Details) - Fair value hedges [member] - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Hedged items in fair value hedges [Line Items]
Notional amount	€ 69,514	€ 59,371
Hedged item	68,884	58,230
Accumulated fair value hedge adjustment on hedged item included in carrying amount	(507)	(329)
Hedging instrument, assets	357	330
Hedging instrument, liabilities	303	437
Financial assets at fair value through other comprehensive income, class [member]
Hedged items in fair value hedges [Line Items]
Notional amount	7,948	9,559
Hedged item	7,246	8,157
Accumulated fair value hedge adjustment on hedged item included in carrying amount	(346)	(409)
Hedging instrument, assets	43	109
Hedging instrument, liabilities	12	29
Financial assets at fair value through other comprehensive income, class [member] | Debt securities [Member]
Hedged items in fair value hedges [Line Items]
Notional amount	7,632	9,559
Hedged item	6,945	8,157
Accumulated fair value hedge adjustment on hedged item included in carrying amount	(336)	(409)
Hedging instrument, assets	22	109
Hedging instrument, liabilities	6	29
Financial assets at fair value through other comprehensive income, class [member] | Equity instruments [Domain]
Hedged items in fair value hedges [Line Items]
Notional amount	250
Hedged item	231
Accumulated fair value hedge adjustment on hedged item included in carrying amount	(14)
Hedging instrument, assets	18
Hedging instrument, liabilities	1
Financial assets at fair value through other comprehensive income, class [member] | Loans and receivables, category [member]
Hedged items in fair value hedges [Line Items]
Notional amount	66
Hedged item	71
Accumulated fair value hedge adjustment on hedged item included in carrying amount	4
Hedging instrument, assets	2
Hedging instrument, liabilities	5
Financial assets at amortised cost, class [member]
Hedged items in fair value hedges [Line Items]
Notional amount	14,190	4,934
Hedged item	13,993	4,792
Accumulated fair value hedge adjustment on hedged item included in carrying amount	(163)	(16)
Hedging instrument, assets	33	49
Hedging instrument, liabilities	165	116
Financial assets at amortised cost, class [member] | Debt securities [Member]
Hedged items in fair value hedges [Line Items]
Notional amount	8,758	3,860
Hedged item	8,619	3,757
Accumulated fair value hedge adjustment on hedged item included in carrying amount	(86)	(48)
Hedging instrument, assets	19	47
Hedging instrument, liabilities	158	102
Financial assets at amortised cost, class [member] | Loans and receivables, category [member]
Hedged items in fair value hedges [Line Items]
Notional amount	5,432	1,074
Hedged item	5,375	1,035
Accumulated fair value hedge adjustment on hedged item included in carrying amount	(77)	32
Hedging instrument, assets	14	2
Hedging instrument, liabilities	7	14
Financial liabilities at amortised cost, class [member]
Hedged items in fair value hedges [Line Items]
Notional amount	47,376	44,878
Hedged item	47,645	45,281
Accumulated fair value hedge adjustment on hedged item included in carrying amount	2	96
Hedging instrument, assets	281	171
Hedging instrument, liabilities	126	292
Financial liabilities at amortised cost, class [member] | Debt securities [Member]
Hedged items in fair value hedges [Line Items]
Notional amount	42,287	42,209
Hedged item	42,408	42,536
Accumulated fair value hedge adjustment on hedged item included in carrying amount	48	172
Hedging instrument, assets	218	74
Hedging instrument, liabilities	125	281
Financial liabilities at amortised cost, class [member] | Deposit liabilities [Member]
Hedged items in fair value hedges [Line Items]
Notional amount	5,089	2,669
Hedged item	5,237	2,745
Accumulated fair value hedge adjustment on hedged item included in carrying amount	(46)	(76)
Hedging instrument, assets	63	97
Hedging instrument, liabilities	€ 1	€ 11